Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest Gold Strategy Target Income ETF | FT Vest Gold Strategy Target Income ETF
Prospectus [Line Items]
Annual Return [Percent]	47.39%	18.80%	10.95%	(3.26%)